UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

811-08411
(Investment Company Act file number)

The James Advantage Funds
(Exact name of registrant as specified in charter)

1349 Fairground Road
Xenia, Ohio 45385
(Address of principal executive offices) (Zip code)

(937) 426-7640
(Registrant's telephone number)

Barry R. James
P.O. Box 8
Alpha, Ohio 45301
(Name and Address of Agent for Service)

Date of fiscal year end:  June 30

Date of reporting period:  January 1, 2016 - March 31, 2016

Item 1. Schedule of Investments.

JAMES BALANCED: GOLDEN RAINBOW FUND
SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Shares or Principal Amount		Value
COMMON STOCKS-50.2%
	Basic Materials-3.7%
4,648	AEP Industries, Inc.	$306,768
300,000	Avery Dennison Corp.	21,633,000
444,000	Barrick Gold Corp.	6,029,520
512,980	Celanese Corp., Series A	33,600,190
45,770	Ciner Resources LP	1,183,612
429,430	Cooper Tire & Rubber Co.	15,897,499
1,063,430	Goodyear Tire & Rubber Co.	35,071,921
239,405	Innospec, Inc.	10,380,601
64,650	Lydall, Inc.*	2,102,418
40,615	Neenah Paper, Inc.	2,585,551
986,630	Newmont Mining Corp.	26,224,625
395,252	Richmont Mines, Inc.*	2,229,221
136,980	Universal Forest Products, Inc.	11,755,624
		169,000,550

	Consumer, Cyclical-8.7%
1,573,820	Alaska Air Group, Inc.	129,084,716
377,040	Best Buy Co., Inc.	12,231,178
381,965	Cato Corp., Class A	14,724,751
459,890	Delta Air Lines, Inc.	22,387,445
142,840	Dillard's, Inc., Class A	12,128,544
272,590	Express, Inc.*	5,836,152
68,450	Flexsteel Industries, Inc.	2,989,896
743,220	Foot Locker, Inc.	47,937,690
586,440	Ford Motor Co.	7,916,940
200,000	Hanesbrands, Inc.	5,668,000
695,560	Hawaiian Holdings, Inc.*	32,823,476
181,870	Insight Enterprises, Inc.*	5,208,757
59,830	Lennar Corp., Class A	2,893,379
194,720	Macy's, Inc.	8,585,205
103,650	Patrick Industries, Inc.*	4,704,674
115,620	PC Connection, Inc.	2,984,152
240,000	PharMerica Corp.*	5,306,400
985,000	Skechers U.S.A., Inc., Class A*	29,993,250
831,900	Southwest Airlines Co.	37,269,120
5,800	Wayside Technology Group, Inc.	99,180
		390,772,905

	Consumer, Non-cyclical-10.8%
502,580	Aetna, Inc.	56,464,863
522,115	Anthem, Inc.	72,568,764
114,215	Cal-Maine Foods, Inc.	5,928,901
34,460	Cardtronics, Inc.*	1,240,215
17,970	Coca-Cola Bottling Co. Consolidated	2,870,887
41,585	Convergys Corp.	1,154,815
826,540	Dr Pepper Snapple Group, Inc.	73,909,207
236,730	DST Systems, Inc.	26,696,042
509,650	Eli Lilly & Co.	36,699,896
89,085	Helen of Troy, Ltd.*	9,237,224
295,605	Ingles Markets, Inc., Class A	11,085,187
48,265	John B Sanfilippo & Son, Inc.	3,334,629
1,048,720	Kroger Co.	40,113,540
92,728	ManpowerGroup, Inc.	7,549,914
625,000	Merck & Co., Inc.	33,068,750
37,060	National HealthCare Corp.	2,308,838
84,390	Natural Health Trends Corp.	2,797,528

Shares or Principal Amount		Value
	Consumer, Non-cyclical (continued)
462,430	Newell Rubbermaid, Inc.	$20,481,025
84,185	Nutrisystem, Inc.	1,756,941
144,590	Omega Protein Corp.*	2,449,355
720,720	Pfizer, Inc.	21,362,141
9,495	Sanderson Farms, Inc.	856,259
69,960	Superior Uniform Group, Inc.	1,246,687
400,000	UnitedHealth Group, Inc.	51,560,000
		486,741,608

	Energy-2.7%
24,815	Alon USA Energy, Inc.	256,091
160,000	Exxon Mobil Corp.	13,374,400
250,184	HollyFrontier Corp.	8,836,499
19,538	Matrix Service Co.*	345,823
23,425	PBF Energy, Inc., Class A	777,710
136,580	Star Gas Partners LP	1,147,272
539,340	Tesoro Corp.	46,388,633
699,990	Valero Energy Corp.	44,897,359
90,485	World Fuel Services Corp.	4,395,761
		120,419,548

	Financial-8.0%
12,700	Aaron's, Inc.	318,770
61,310	Aircastle, Ltd.	1,363,534
300,673	American Financial Group, Inc.	21,158,359
1,587,860	AmTrust Financial Services, Inc.	41,093,817
241,155	Argo Group International Holdings, Ltd.	13,839,885
818,925	Aspen Insurance Holdings, Ltd.	39,062,722
140,800	Chubb, Ltd.	16,776,320
169,910	Endurance Specialty Holdings, Ltd.	11,101,919
56,580	ePlus, Inc.*	4,555,256
88,278	FBL Financial Group, Inc., Class A	5,430,863
477,000	Fifth Third Bancorp	7,961,130
182,000	Goldman Sachs Group, Inc.	28,570,360
12,910	Hanover Insurance Group, Inc.	1,164,740
414,300	JPMorgan Chase & Co.	24,534,846
1,169,390	KeyCorp	12,910,066
23,775	LendingTree, Inc.*	2,324,720
50,790	MainSource Financial Group, Inc.	1,071,161
12,700	MutualFirst Financial, Inc.	320,040
368,200	Nelnet, Inc., Class A	14,496,034
60,180	PNC Financial Services Group, Inc.	5,089,423
111,640	Reading International, Inc., Class A*	1,337,447
160,130	Torchmark Corp.	8,672,641
662,304	Travelers Cos., Inc.	77,297,500
337,025	Unum Group	10,420,813
247,880	XL Group PLC	9,121,984
		359,994,350

	Industrial-4.3%
43,063	Aegion Corp.*	908,199
7,493	Alamo Group, Inc.	417,435
161,120	AMERCO	57,569,787
540,170	American Axle & Manufacturing Holdings, Inc.*	8,313,216
100,000	American Railcar Industries, Inc.	4,073,000
123,830	American Woodmark Corp.*	9,236,480
72,110	Covenant Transportation Group, Inc., Class A*	1,744,341
67,045	Culp, Inc.	1,757,920
81,190	Deere & Co.	6,250,818
126,980	Global Brass & Copper Holdings, Inc.	3,168,151
64,340	Headwaters, Inc.*	1,276,506
400,540	Jarden Corp.*	23,611,833

Shares or Principal Amount		Value
	Industrial (continued)
10,839	L.S. Starrett Co., Class A	$112,184
1,059,400	Magna International, Inc.	45,511,824
254,650	Matson, Inc.	10,229,290
124,710	Ryder System, Inc.	8,078,714
145,725	Smith & Wesson Holding Corp.*	3,879,199
47,700	Sonoco Products Co.	2,316,789
8,638	Strattec Security Corp.	495,735
730,555	Tsakos Energy Navigation, Ltd.	4,514,830
		193,466,251

	Technology-7.4%
100,000	ACCO Brands Corp.*	898,000
231,150	Apple, Inc.	25,193,038
284,000	Arrow Electronics, Inc.*	18,292,440
236,540	Avnet, Inc.	10,478,722
89,570	Cascade Microtech, Inc.*	1,846,933
137,000	Cisco Systems, Inc.	3,900,390
130,780	Cohu, Inc.	1,553,666
220,420	Corning, Inc.	4,604,574
13,725	CSG Systems International, Inc.	619,821
961,075	Deluxe Corp.	60,057,577
142,950	Hackett Group, Inc.	2,161,404
365,230	Intel Corp.	11,815,191
32,140	Leidos Holdings, Inc.	1,617,285
175,780	Lexmark International, Inc., Class A	5,876,325
254,220	Lockheed Martin Corp.	56,309,730
104,040	NeuStar, Inc., Class A*	2,559,384
357,650	Northrop Grumman Corp.	70,778,935
310,720	Orbotech, Ltd.*	7,388,922
114,050	Symantec Corp.	2,096,239
255,220	SYNNEX Corp.	23,630,820
564,935	Tower Semiconductor, Ltd.*	6,847,012
250,000	Western Digital Corp.	11,810,000
182,120	ZAGG, Inc.*	1,640,901
		331,977,309

	Utilities-4.6%
278,540	American Electric Power Co., Inc.	18,495,056
1,518,080	AT&T, Inc.	59,463,194
24,755	Avista Corp.	1,009,509
423,420	BT Group PLC, Sponsored ADR	13,583,313
20,000	CenterPoint Energy, Inc.	418,400
129,400	DTE Energy Co.	11,731,404
174,700	Edison International	12,559,183
108,320	IDACORP, Inc.	8,079,589
34,540	Inteliquent, Inc.	554,367
84,700	PG&E Corp.	5,058,284
90,090	Pinnacle West Capital Corp.	6,763,056
194,460	PNM Resources, Inc.	6,557,191
426,560	Portland General Electric Co.	16,844,854
340,280	Public Service Enterprise Group, Inc.	16,040,799
36,177	Spark Energy, Inc., Class A	651,186
222,920	UGI Corp.	8,981,447
155,000	Verizon Communications, Inc.	8,382,400
1,187,680	Vonage Holdings Corp.*	5,427,698
130,860	Westar Energy, Inc.	6,491,965
		207,092,895

TOTAL COMMON STOCKS
(Cost $1,817,764,414)		2,259,465,416

Shares or Principal Amount		Value
CLOSED-END FUNDS-0.0%(a)
91,000	BlackRock Resources & Commodities Strategy Trust	$656,110
76,550	Eaton Vance Risk-Managed Diversified Equity Income Fund	725,694
10,000	Nuveen Municipal Opportunity Fund, Inc.	147,200
40,000	Nuveen Premium Income Municipal Fund 2, Inc.	588,800

TOTAL CLOSED-END FUNDS
(Cost $2,093,489)		2,117,804

EXCHANGE TRADED FUNDS-0.9%
100,000	iShares® MSCI All Peru Capped ETF	2,635,000
81,710	iShares® MSCI Canada ETF	1,937,344
60,000	iShares® MSCI Chile Capped ETF	2,214,000
51,510	iShares® MSCI Philippines ETF	1,887,841
50,820	iShares® MSCI Switzerland Capped ETF	1,510,879
10,000	iShares® National AMT-Free Municipal Bond ETF	1,116,500
600,000	iShares® Silver Trust*	8,808,000
165,000	SPDR® Gold Shares*	19,404,000
61,450	SPDR® Nuveen Barclays Short Term Municipal Bond ETF	2,999,989

TOTAL EXCHANGE TRADED FUNDS
(Cost $41,593,312)		42,513,553

CORPORATE BONDS-6.3%
	Basic Materials-0.2%
$5,000,000	E.I. du Pont de Nemours & Co., 2.750%, 4/1/16	5,000,000
1,500,000	E.I. du Pont de Nemours & Co., 5.750%, 3/15/19	1,677,313
		6,677,313
	Consumer, Cyclical-0.4%
5,000,000	eBay, Inc., 2.600%, 7/15/22	4,793,645
5,000,000	Home Depot, Inc., 2.700%, 4/1/23	5,194,730
5,000,000	Home Depot, Inc., 5.950%, 4/1/41	6,614,610
785,000	McDonald's Corp., 5.700%, 2/1/39	923,282
2,000,000	Wal-Mart Stores, Inc., 5.250%, 9/1/35	2,477,876
		20,004,143
	Consumer, Non-cyclical-1.3%
10,000,000	Coca-Cola Co., 3.200%, 11/1/23	10,746,470
3,000,000	Hershey Co., 4.125%, 12/1/20	3,312,735
5,475,000	Johnson & Johnson, 4.500%, 9/1/40	6,422,427
5,000,000	Merck & Co., Inc., 2.800%, 5/18/23	5,219,255
10,000,000	Merck & Co., Inc., 4.150%, 5/18/43	10,926,550
10,000,000	PepsiCo, Inc., 5.000%, 6/1/18	10,848,360
10,000,000	Stryker Corp., 2.000%, 9/30/16	10,062,410
		57,538,207
	Energy-1.3%
5,000,000	Apache Corp., 3.250%, 4/15/22	4,830,035
5,000,000	BP Capital Markets PLC, 3.245%, 5/6/22	5,137,145
8,271,000	Chevron Corp., 3.326%, 11/17/25	8,517,964
10,000,000	Diamond Offshore Drilling, Inc., 5.875%, 5/1/19	9,437,150
5,000,000	Occidental Petroleum Corp., 1.750%, 2/15/17	5,010,275
5,050,000	Shell International Finance BV, 2.375%, 8/21/22	5,006,686
5,000,000	Shell International Finance BV, 6.375%, 12/15/38	6,122,935
2,625,000	Shell International Finance BV, 4.375%, 5/11/45	2,636,445
10,000,000	Statoil ASA, 2.250%, 11/8/19	10,126,080
		56,824,715
	Financial-1.7%
5,000,000	Aflac, Inc., 2.650%, 2/15/17	5,071,330
20,000,000	American Express Credit Corp., 2.800%, 9/19/16	20,170,640
5,000,000	Bank of America Corp., 2.121%, 4/27/16(b)	5,000,445
5,000,000	Berkshire Hathaway, Inc., 3.750%, 8/15/21	5,475,205
5,000,000	Citigroup, Inc., 4.450%, 1/10/17	5,117,680
20,000,000	Morgan Stanley & Co., 3.800%, 4/29/16	20,040,800

Shares or Principal Amount		Value
	Financial (continued)
$5,000,000	Morgan Stanley & Co., 4.750%, 3/22/17	$5,164,330
6,000,000	PNC Bank Na, 2.950%, 2/23/25	6,018,492
5,000,000	UBS AG, 5.875%, 12/20/17	5,357,900
		77,416,822
	Industrial-0.5%
1,000,000	Caterpillar, Inc., 7.900%, 12/15/18	1,164,359
1,000,000	Caterpillar, Inc., 8.250%, 12/15/38	1,545,333
10,000,000	General Electric Capital Corp., 1.422%, 4/15/20(b)	10,100,200
2,000,000	General Electric Capital Corp., 6.875%, 1/10/39	2,901,798
5,000,000	United Technologies Corp., 3.100%, 6/1/22	5,295,750
		21,007,440
	Technology-0.7%
8,000,000	Google, Inc., 3.625%, 5/19/21	8,812,680
5,000,000	Intel Corp., 3.300%, 10/1/21	5,373,540
3,000,000	International Business Machines Corp., 1.950%, 7/22/16	3,013,035
7,000,000	International Business Machines Corp., 1.875%, 8/1/22	6,897,485
3,700,000	Microsoft Corp., 5.200%, 6/1/39	4,468,065
5,000,000	Oracle Corp., 2.500%, 10/15/22	5,088,965
		33,653,770
	Utilities-0.2%
5,000,000	Duke Energy Florida LLC, Series A, 5.800%, 9/15/17	5,329,630
4,600,000	San Diego Gas & Electric Co., 3.000%, 8/15/21	4,870,351
		10,199,981
TOTAL CORPORATE BONDS
(Cost $277,629,350)		283,322,391

MORTGAGE BACKED SECURITIES-1.0%
	Federal National Mortgage Association-0.9%
$24,339,000	3.050%, 5/3/27	24,202,775
13,388,885	3.500%, 9/1/33	14,163,101
1,786,774	4.500%, 9/1/40	1,876,212
		40,242,088
	Government National Mortgage Association-0.1%
4,022,914	4.000%, 12/20/40	4,336,922

TOTAL MORTGAGE BACKED SECURITIES
(Cost $43,916,533)		44,579,010

U.S. GOVERNMENT AGENCIES-1.9%
	Federal Farm Credit Banks-1.4%
10,000,000	1.750%, 5/28/20	10,000,010
10,000,000	2.380%, 5/15/23	9,999,380
10,000,000	2.980%, 11/25/25	10,023,320
5,725,000	2.750%, 11/6/26	5,918,494
10,000,000	3.500%, 9/14/29	10,076,740
7,325,000	3.400%, 11/25/30	7,347,129
10,000,000	3.220%, 3/26/31	10,556,150
		63,921,223
	Federal Home Loan Banks-0.4%
5,000,000	1.600%, 10/22/20	5,000,085
10,000,000	2.000%, 11/25/30(c)	10,005,510
		15,005,595

Shares or Principal Amount		Value
	United States Department of Housing and Urban Development-0.1%
$5,000,000	2.050%, 8/1/19	$5,167,230

TOTAL U.S. GOVERNMENT AGENCIES
(Cost $83,204,490)		84,094,048

U.S. TREASURY BONDS & NOTES-32.3%
	U.S. Treasury Bonds-3.8%
$60,000,000	5.375%, 2/15/31	86,064,840
15,000,000	2.750%, 8/15/42	15,495,120
65,000,000	2.875%, 8/15/45	68,392,220
		169,952,180
	U.S. Treasury Inflation Indexed Notes-1.1%
13,004,430	1.625%, 1/15/18	13,599,109
36,634,150	0.125%, 1/15/22	37,186,520
		50,785,629
	U.S. Treasury Notes-27.4%
36,000,000	1.000%, 9/30/16	36,099,828
80,000,000	0.500%, 1/31/17	79,940,640
90,000,000	0.500%, 2/28/17	89,908,560
105,000,000	0.875%, 11/15/17	105,270,690
155,000,000	1.500%, 8/31/18	157,645,850
190,000,000	2.750%, 2/15/19	200,256,960
185,000,000	1.500%, 10/31/19	188,230,285
25,000,000	1.375%, 9/30/20	25,217,775
200,000,000	2.625%, 11/15/20	212,796,800
65,000,000	2.125%, 5/15/25	67,038,855
70,000,000	2.000%, 8/15/25	71,369,900
		1,233,776,143
TOTAL U.S. TREASURY BONDS & NOTES
(Cost $1,417,621,991)		1,454,513,952

FOREIGN BONDS-0.7%
	Australia Government-0.2%
AUD 10,000,000	5.250%, 3/15/19	8,406,828

	Canada Government-0.2%
CAD 5,000,000	3.750%, 6/1/19	4,234,649
CAD 5,000,000	3.500%, 6/1/20	4,306,410
		8,541,059
	Netherlands Government-0.1%
EUR 3,000,000	4.000%, 7/15/19(d)	3,910,809

	New Zealand Government-0.2%
NZD 15,000,000	5.000%, 3/15/19	11,266,710

TOTAL FOREIGN BONDS
(Cost $34,501,442)		32,125,406

MUNICIPAL BONDS-4.1%
	California-0.0%(a)
1,000,000	Citrus Community College District General Obligation Unlimited Bonds, Series B, Prefunded 6/01/17 @ 100, 4.750%, 6/1/31(e)	1,047,710

	Colorado-0.0%(a)
1,000,000	Adams County School District No. 14 General Obligation Unlimited Bonds, Prefunded 12/01/16 @ 100, 5.000%, 12/1/26(e)	1,029,140

	Connecticut-0.2%
5,350,000	State of Connecticut, Series D, 5.000%, 11/1/25	6,229,059

Shares or Principal Amount		Value
	Florida-0.3%
$10,775,000	Florida State Board of Education Capital Outlay General Obligation Bonds, Series C, 5.000%, 6/1/23	$13,291,609
1,000,000	Florida State Board of Education Capital Outlay General Obligation Bonds, Series D, 5.000%, 6/1/38	1,086,760
		14,378,369
	Georgia-0.2%
3,000,000	State of Georgia General Obligation Unlimited Bonds, Series B, 4.500%, 1/1/29	3,263,370
5,000,000	State of Georgia General Obligation Unlimited Bonds, Series D, 5.000%, 2/1/25	6,152,550
		9,415,920
	Hawaii-0.3%
9,000,000	City and County of Honolulu General Obligation Unlimited Bonds, Series B, 5.000%, 11/1/25	10,926,720

	Illinois-0.0%(a)
1,000,000	Village of Bolingbrook General Obligation Unlimited Bonds, 5.000%, 1/1/37	1,048,530

	Maryland-0.1%
5,000,000	County of Montgomery General Obligation Unlimited Bonds, Series A, 3.000%, 11/1/29	5,100,800

	Massachusetts-0.0%(a)
1,000,000	Commonwealth of Massachusetts General Obligation Limited Bonds, Series C, Prefunded 8/01/17 @ 100, 5.250%, 8/1/22(e)	1,059,630

	Michigan-0.0%(a)
1,000,000	Marysville Public School District General Obligation Unlimited Bonds (School Building & Site), Prefunded 5/1/17 @ 100, 5.000%, 5/1/32(e)	1,046,620

	Ohio-1.1%
7,450,000	Beavercreek City School District General Obligation Unlimited Bonds, 3.250%, 12/1/36	7,534,036
6,395,000	City of Cincinnati General Obligation Unlimited Bonds, Series A, 3.000%, 12/1/27	6,840,156
5,450,000	City of Columbus General Obligation Various Purpose Limited Tax Bonds, Series B, 3.250%, 8/15/24	5,945,296
5,000,000	County of Cuyahoga General Obligation Limited (Capital Improvement), Series A, 4.000%, 12/1/37	5,228,900
	Greenville City School District General Obligation Unlimited Bonds (School Improvement):
5,000,000	5.000%, 1/1/46	5,579,200
11,000,000	5.500%, 1/1/51	12,279,630
1,100,000	Miamisburg City School District General Obligation Unlimited Bonds (School Facilities Construction & Improvement), Prerefunded 12/01/18 @ 100, 5.000%, 12/1/33(e)	1,219,295
500,000	Mount Healthy City School District General Obligation Unlimited Bonds (School Improvement), Prefunded 6/01/18 @ 100, 5.000%, 12/1/26(e)	545,010
1,000,000	Ohio State University General Recipients Revenue Bonds, Series C, 4.910%, 6/1/40	1,187,700
105,000	Ohio State University Revenue Bonds, Series A, Prefunded 12/01/18 @ 100, 5.000%, 12/1/28(e)	116,387
895,000	Ohio State University Revenue Bonds, Series A, Unrefunded Portion, 5.000%, 12/1/28	982,871
500,000	Springboro Community City School District General Obligation Unlimited Bonds, 5.250%, 12/1/23	612,530
	State of Ohio General Obligation Unlimited Bonds, Series A, Prefunded 3/01/18 @ 100:
365,000	5.375%, 9/1/28(e)	396,514
635,000	5.375%, 9/1/28(e)	690,461
1,000,000	Wright State University Revenue Bonds, 4.000%, 5/1/18	1,054,600
		50,212,586
	Pennsylvania-0.9%
	Commonwealth of Pennsylvania General Obligation Unlimited Bonds, First Series:
20,000,000	5.000%, 6/1/24	23,458,200
12,005,000	5.000%, 3/15/25	14,666,028
		38,124,228
	Tennessee-0.1%
5,000,000	Metropolitan Government of Nashville & Davidson County TN General Obligation Unlimited Bonds, Series C, 4.000%, 7/1/24	5,897,350

	Texas-0.5%
1,000,000	Friendswood Independent School District General Obligation Unlimited Bonds (Schoolhouse), Prefunded 2/15/18 @ 100, 5.000%, 2/15/37(e)	1,079,560
1,000,000	Judson Independent School District General Obligation Unlimited Bonds (School Building), Prefunded 2/01/17 @ 100, 5.000%, 2/1/37(e)	1,036,030
500,000	Lamar Consolidated Independent School District General Obligation Unlimited Bonds (Schoolhouse), Prefunded 2/15/17 @ 100, 5.000%, 2/15/38(e)	518,645

Shares or Principal Amount		Value
	Texas (continued)
$5,335,000	Port of Houston Authority General Obligation Unlimited Bonds, Series D-1, 5.000%, 10/1/35	$6,140,051
7,620,000	Referendum Transportation Community Mobility General Obligation Unlimited Bonds, Series A, 5.000%, 10/1/25	9,738,208
475,000	Tyler Independent School District General Obligation Unlimited Bonds, Prefunded 2/15/18 @ 100, 5.000%, 2/15/34(e)	511,870
525,000	Tyler Independent School District General Obligation Unlimited Bonds, Unrefunded Portion, 5.000%, 2/15/34	564,926
		19,589,290
	Washington-0.3%
5,000,000	State of Washington General Obligation Unlimited Bonds, Series D, 4.000%, 2/1/37	5,292,550
5,845,000	State of Washington General Obligation Various Purpose Unlimited Bonds, Series D, 5.000%, 2/1/20	6,702,929
		11,995,479
	Wisconsin-0.1%
5,000,000	State of Wisconsin General Obligation Unlimited Bonds, Series C, Prefunded 5/1/21 @ 100, 5.000%, 5/1/25(e)	5,951,250

TOTAL MUNICIPAL BONDS
(Cost $175,765,975)		183,052,681

SHORT TERM INVESTMENTS-1.1%
	Mutual Funds-1.1%
49,587,638	First American Government Obligations Fund, Class Y, 7-Day Yield 0.006%	49,587,638

TOTAL SHORT TERM INVESTMENTS
(Cost $49,587,638)		49,587,638

TOTAL INVESTMENT SECURITIES-98.5%
(Cost $3,943,678,634)		4,435,371,899
OTHER ASSETS IN EXCESS OF LIABILITIES-1.5%		65,522,703
NET ASSETS-100.0%		$4,500,894,602

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. Those definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

*	Non-income producing security.
(a)	Less than 0.05% of Net Assets.
(b)	Floating or variable rate security. Interest rate disclosed is that which is in effect at March 31, 2016.
(c)	Step coupon. Coupon increases periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect as of March 31, 2016.
(d)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $3,910,809, representing 0.09% of net assets.

(e)
Prefunded Issues are bonds which are prerefunded and collateralized by U.S. Treasury securities held in escrow and used to pay principal and interest on tax exempt issues and to retire the bonds in full at the earliest refunding date.

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders
ADR - American Depositary Receipt
AMT - Alternative Minimum Tax
ASA - Allmennaksjeselskap is the Norwegian term for public limited company
AUD - Australian Dollar
BV - Besloten Vennootschap is the Dutch term for private limited liability company
CAD - Canadian Dollar
ETF - Exchange Traded Fund
EUR - Euro
LLC - Limited Liability Company
LP - Limited Partnership
Ltd. - Limited
MSCI - Morgan Stanley Capital International
Na - National Association
NZD - New Zealand Dollar
PLC - Public Limited Company
SPDR - Standard & Poor's Depositary Receipts

See Notes to Quarterly Schedule of Investments.

JAMES SMALL CAP FUND
SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Shares		Value
COMMON STOCKS-96.7%
	Basic Materials-12.5%
1,663	AEP Industries, Inc.	$109,758
13,875	Ciner Resources LP	358,807
39,390	Cooper Tire & Rubber Co.	1,458,218
36,780	Innospec, Inc.	1,594,781
117,940	Lydall, Inc.*	3,835,409
51,250	Neenah Paper, Inc.	3,262,575
134,879	Richmont Mines, Inc.*	760,718
6,260	Universal Forest Products, Inc.	537,233
		11,917,499

	Consumer, Cyclical-13.7%
20,220	Cato Corp., Class A	779,481
82,855	Express, Inc.*	1,773,926
35,174	Flexsteel Industries, Inc.	1,536,400
87,560	Hawaiian Holdings, Inc.*	4,131,956
65,487	Insight Enterprises, Inc.*	1,875,548
32,340	Patrick Industries, Inc.*	1,467,913
56,450	PC Connection, Inc.	1,456,974
3,730	Wayside Technology Group, Inc.	63,783
		13,085,981

	Consumer, Non-cyclical-17.4%
20,335	Cal-Maine Foods, Inc.	1,055,590
43,735	Cardtronics, Inc.*	1,574,023
7,910	Coca-Cola Bottling Co. Consolidated	1,263,701
51,035	Convergys Corp.	1,417,242
24,930	Helen of Troy, Ltd.*	2,584,992
29,095	Ingles Markets, Inc., Class A	1,091,062
21,709	John B Sanfilippo & Son, Inc.	1,499,875
46,762	National HealthCare Corp.	2,913,273
32,963	Natural Health Trends Corp.	1,092,723
28,690	Omega Protein Corp.*	486,009
11,655	Sanderson Farms, Inc.	1,051,048
33,370	Superior Uniform Group, Inc.	594,653
		16,624,191

	Energy-3.1%
30,165	Alon USA Energy, Inc.	311,303
7,045	Matrix Service Co.*	124,696
29,335	PBF Energy, Inc., Class A	973,922
136,433	Star Gas Partners LP	1,146,037
8,345	World Fuel Services Corp.	405,400
		2,961,358

	Financial-12.5%
40,155	Aircastle, Ltd.	893,047
38,938	Argo Group International Holdings, Ltd.	2,234,652
45,385	Aspen Insurance Holdings, Ltd.	2,164,865
29,936	ePlus, Inc.*	2,410,147
15,850	Hanover Insurance Group, Inc.	1,429,987
78,471	MainSource Financial Group, Inc.	1,654,953
3,340	MutualFirst Financial, Inc.	84,168
42,625	Premier Financial Bancorp, Inc.	671,770
35,253	Reading International, Inc., Class A*	422,331
		11,965,920

Shares		Value
	Industrial-8.9%
8,223	Aegion Corp.*	$173,423
2,687	Alamo Group, Inc.	149,693
21,465	American Woodmark Corp.*	1,601,074
27,730	Covenant Transportation Group, Inc., Class A*	670,789
86,430	Headwaters, Inc.*	1,714,771
6,441	L.S. Starrett Co., Class A	66,664
35,485	Matson, Inc.	1,425,433
7,530	SL Industries, Inc.*	256,020
45,080	Smith & Wesson Holding Corp.*	1,200,030
4,139	Strattec Security Corp.	237,537
154,145	Tsakos Energy Navigation, Ltd.	952,616
		8,448,050

	Technology-17.7%
42,825	Cascade Microtech, Inc.*	883,052
38,430	Cohu, Inc.	456,548
17,335	CSG Systems International, Inc.	782,849
49,503	Deluxe Corp.	3,093,442
40,940	Leidos Holdings, Inc.	2,060,101
68,660	NCI, Inc., Class A	961,927
30,640	NeuStar, Inc., Class A*	753,744
147,430	Orbotech, Ltd.*	3,505,885
25,885	SYNNEX Corp.	2,396,692
97,511	Tower Semiconductor, Ltd.*	1,181,833
87,950	ZAGG, Inc.*	792,430
		16,868,503

	Utilities-10.9%
30,370	Avista Corp.	1,238,489
11,550	IDACORP, Inc.	861,514
24,890	Inteliquent, Inc.	399,485
59,555	PNM Resources, Inc.	2,008,195
62,870	Portland General Electric Co.	2,482,736
5,398	Spark Energy, Inc., Class A	97,164
718,783	Vonage Holdings Corp.*	3,284,838
		10,372,421

TOTAL COMMON STOCKS
(Cost $71,010,622)		92,243,923

SHORT TERM INVESTMENTS-4.4%
	Mutual Funds-4.4%
4,161,296	First American Government Obligations Fund, Class Y, 7-Day Yield 0.006%	4,161,296

TOTAL SHORT TERM INVESTMENTS
(Cost $4,161,296)		4,161,296

TOTAL INVESTMENT SECURITIES-101.1%
(Cost $75,171,918)		96,405,219
OTHER LIABILITIES IN EXCESS OF ASSETS-(1.1)%		(1,048,202)
NET ASSETS-100.0%		$95,357,017

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. Those definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

*	Non-income producing security.

LP - Limited Partnership
Ltd. - Limited

See Notes to Quarterly Schedule of Investments.

JAMES MID CAP FUND
SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Shares		Value
COMMON STOCKS-97.2%
	Basic Materials-10.1%
7,500	Avery Dennison Corp.	$540,825
5,000	Celanese Corp., Series A	327,500
10,000	Cooper Tire & Rubber Co.	370,200
12,000	Goodyear Tire & Rubber Co.	395,760
		1,634,285

	Consumer, Cyclical-20.2%
16,500	Alaska Air Group, Inc.	1,353,330
16,000	Express, Inc.*	342,560
6,500	Foot Locker, Inc.	419,250
10,000	Hawaiian Holdings, Inc.*	471,900
5,000	Skechers U.S.A., Inc., Class A*	152,250
10,000	Vista Outdoor, Inc.*	519,100
		3,258,390

	Consumer, Non-cyclical-14.6%
7,500	Cal-Maine Foods, Inc.	389,325
20,000	Convergys Corp.	555,400
6,000	Helen of Troy, Ltd.*	622,140
3,500	Ingredion, Inc.	373,765
5,000	ManpowerGroup, Inc.	407,100
		2,347,730

	Energy-5.3%
12,000	HollyFrontier Corp.	423,840
5,000	Tesoro Corp.	430,050
		853,890

	Financial-11.0%
8,775	American Financial Group, Inc.	617,497
20,000	Annaly Capital Management, Inc., REIT	205,200
3,500	Argo Group International Holdings, Ltd.	200,865
4,000	Aspen Insurance Holdings, Ltd.	190,800
6,000	First American Financial Corp.	228,660
7,000	Validus Holdings, Ltd.	330,330
		1,773,352

	Industrial-9.3%
2,000	AMERCO	714,620
8,000	Jarden Corp.*	471,600
11,500	Smith & Wesson Holding Corp.*	306,130
		1,492,350

	Technology-16.0%
7,750	Arrow Electronics, Inc.*	499,177
7,000	Avnet, Inc.	310,100
13,950	Deluxe Corp.	871,736
5,000	Orbital ATK, Inc.	434,700
5,000	SYNNEX Corp.	462,950
		2,578,663

	Utilities-10.7%
8,000	CenterPoint Energy, Inc.	167,360
12,000	CMS Energy Corp.	509,280
4,975	DTE Energy Co.	451,033

Shares		Value
	Utilities (continued)
8,000	Portland General Electric Co.	$315,920
4,500	UGI Corp.	181,305
22,000	Vonage Holdings Corp.*	100,540
		1,725,438

TOTAL COMMON STOCKS
(Cost $10,186,692)		15,664,098

EXCHANGE TRADED FUNDS-1.2%
12,500	iShares® Silver Trust*	183,500

TOTAL EXCHANGE TRADED FUNDS
(Cost $170,063)		183,500

SHORT TERM INVESTMENTS-1.8%
	Mutual Funds-1.8%
296,546	First American Government Obligations Fund, Class Y, 7-Day Yield 0.006%	296,546

TOTAL SHORT TERM INVESTMENTS
(Cost $296,546)		296,546

TOTAL INVESTMENT SECURITIES-100.2%
(Cost $10,653,301)		16,144,144
OTHER LIABILITIES IN EXCESS OF ASSETS-(0.2)%		(24,990)
NET ASSETS-100.0%		$16,119,154

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. Those definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

*	Non-income producing security.

Ltd. - Limited
REIT - Real Estate Investment Trust

See Notes to Quarterly Schedule of Investments.

JAMES MICRO CAP FUND
SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Shares or Principal Amount		Value
COMMON STOCKS-92.0%
	Basic Materials-7.0%
1,597	AEP Industries, Inc.	$105,402
11,755	Ciner Resources LP	303,984
20,830	Lydall, Inc.*	677,392
147,594	Richmont Mines, Inc.*	832,430
		1,919,208

	Consumer, Cyclical-20.7%
8,200	Cato Corp., Class A	316,110
33,001	Flexsteel Industries, Inc.	1,441,484
25,905	Hawaiian Holdings, Inc.*	1,222,457
27,581	Patrick Industries, Inc.*	1,251,902
52,668	PC Connection, Inc.	1,359,361
3,380	Wayside Technology Group, Inc.	57,798
		5,649,112

	Consumer, Non-cyclical-18.5%
6,850	Coca-Cola Bottling Co. Consolidated	1,094,356
13,930	Ingles Markets, Inc., Class A	522,375
20,852	John B Sanfilippo & Son, Inc.	1,440,664
28,038	Natural Health Trends Corp.	929,460
26,855	Omega Protein Corp.*	454,924
33,857	Superior Uniform Group, Inc.	603,332
		5,045,111

	Energy-3.5%
6,767	Matrix Service Co.*	119,776
98,941	Star Gas Partners LP	831,104
		950,880

	Financial-12.7%
18,568	ePlus, Inc.*	1,494,910
58,813	MainSource Financial Group, Inc.	1,240,366
2,955	MutualFirst Financial, Inc.	74,466
20,370	Premier Financial Bancorp, Inc.	321,031
28,839	Reading International, Inc., Class A*	345,491
		3,476,264

	Industrial-10.4%
15,498	Aegion Corp.*	326,853
2,581	Alamo Group, Inc.	143,788
6,870	American Woodmark Corp.*	512,433
25,955	Covenant Transportation Group, Inc., Class A*	627,852
10,610	Culp, Inc.	278,194
18,855	Global Brass & Copper Holdings, Inc.	470,432
4,652	L.S. Starrett Co., Class A	48,148
6,285	SL Industries, Inc.*	213,690
4,070	Strattec Security Corp.	233,577
		2,854,967

	Technology-15.2%
33,510	Cascade Microtech, Inc.*	690,976
47,075	Cohu, Inc.	559,251
63,855	NCI, Inc., Class A	894,609
51,341	Orbotech, Ltd.*	1,220,889

Shares or Principal Amount		Value
	Technology (continued)
86,290	ZAGG, Inc.*	$777,473
		4,143,198

	Utilities-4.0%
12,445	Inteliquent, Inc.	199,742
13,025	Spark Energy, Inc., Class A	234,450
145,670	Vonage Holdings Corp.*	665,712
		1,099,904

TOTAL COMMON STOCKS
(Cost $19,016,922)		25,138,644

U.S. TREASURY BONDS & NOTES-2.7%
	United States Treasury Bill-2.7%
$750,000	0.403%, 6/2/16(a)	749,798

TOTAL U.S. TREASURY BONDS & NOTES
(Cost $749,482)		749,798

SHORT TERM INVESTMENTS-4.0%
	Mutual Funds-4.0%
1,097,456	First American Government Obligations Fund, Class Y, 7-Day Yield 0.006%	1,097,456

TOTAL SHORT TERM INVESTMENTS
(Cost $1,097,456)		1,097,456

TOTAL INVESTMENT SECURITIES-98.7%
(Cost $20,863,860)		26,985,898
OTHER ASSETS IN EXCESS OF LIABILITIES-1.3%		351,206
NET ASSETS-100.0%		$27,337,104

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. Those definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

*	Non-income producing security.
(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.

LP - Limited Partnership
Ltd. - Limited

See Notes to Quarterly Schedule of Investments.

JAMES AGGRESSIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Shares or Principal Amount		Value
COMMON STOCKS-72.2%
	Basic Materials-7.6%
1,600	Celanese Corp., Series A	$104,800
1,100	Neenah Paper, Inc.	70,026
4,000	Newmont Mining Corp.	106,320
900	PPG Industries, Inc.	100,341
1,300	Universal Forest Products, Inc.	111,566
		493,053

	Consumer, Cyclical-12.4%
1,000	Alaska Air Group, Inc.	82,020
700	CVS Health Corp.	72,611
5,000	Express, Inc.*	107,049
1,000	Foot Locker, Inc.	64,500
9,000	Ford Motor Co.	121,500
800	Home Depot, Inc.	106,744
2,000	Skechers U.S.A., Inc., Class A*	60,900
1,000	Tata Motors, Ltd., Sponsored ADR*	29,050
5,000	TravelCenters of America LLC*	33,850
1,500	Wyndham Worldwide Corp.	114,645
		792,869

	Consumer, Non-cyclical-7.7%
3,000	Convergys Corp.	83,310
900	Dr Pepper Snapple Group, Inc.	80,478
800	Helen of Troy, Ltd.*	82,952
2,100	Kroger Co.	80,325
1,500	Teva Pharmaceutical Industries Ltd., Sponsored ADR	80,265
600	UnitedHealth Group, Inc.	77,340
		484,670

	Energy-5.4%
850	Chevron Corp.	81,090
1,300	Exxon Mobil Corp.	108,666
1,500	Newfield Exploration Co.*	49,875
1,250	Tesoro Corp.	107,513
		347,144

	Financial-5.9%
1,250	American Financial Group, Inc.	87,963
7,250	CBL & Associates Properties, Inc., REIT	86,275
750	Chubb, Ltd.	89,363
900	Grupo Financiero Galicia SA, ADR	25,470
800	Travelers Cos., Inc.	93,367
		382,438

	Industrial-11.6%
1,400	American Woodmark Corp.*	104,426
9,000	Dana Holding Corp.	126,810
650	FedEx Corp.	105,768
600	Huntington Ingalls Industries, Inc.	82,164
1,500	Jarden Corp.*	88,425
4,500	Smith & Wesson Holding Corp.*	119,790
2,300	Sonoco Products Co.	111,711
		739,094

Shares or Principal Amount		Value
	Technology-15.2%
12,000	ACCO Brands Corp.*	$107,760
500	Apple, Inc.	54,495
3,000	Cisco Systems, Inc.	85,410
4,000	Corning, Inc.	83,560
6,200	FormFactor, Inc.*	45,074
1,400	Leidos Holdings, Inc.	70,448
325	Lockheed Martin Corp.	71,988
4,000	NeuStar, Inc., Class A*	98,400
600	Northrop Grumman Corp.	118,740
800	Orbital ATK, Inc.	69,552
700	SYNNEX Corp.	64,813
2,500	Tessera Technologies, Inc.	77,500
2,000	Wipro, Ltd., ADR	25,160
		972,900

	Utilities-6.4%
2,000	American Electric Power Co., Inc.	132,800
1,600	Avista Corp.	65,248
1,000	Pampa Energia SA, Sponsored ADR*	21,440
1,500	Pinnacle West Capital Corp.	112,605
2,000	Telecom Argentina SA, Sponsored ADR	35,780
8,000	Vonage Holdings Corp.*	36,560
		404,433

TOTAL COMMON STOCKS
(Cost $4,369,844)		4,616,601

CLOSED-END FUNDS-0.4%
4,500	Aberdeen Chile Fund, Inc.	27,045

TOTAL CLOSED-END FUNDS
(Cost $25,245)		27,045

EXCHANGE TRADED FUNDS-3.3%
1,000	Global X MSCI Argentina ETF	19,320
1,000	iShares® MSCI All Peru Capped ETF	26,350
8,000	iShares® Silver Trust*	117,440
1,750	Market Vectors® Junior Gold Miners ETF	48,738

TOTAL EXCHANGE TRADED FUNDS
(Cost $199,461)		211,848

U.S. GOVERNMENT AGENCIES-1.6%
	Federal Farm Credit Banks-1.6%
$50,000	3.170%, 7/21/25	50,113
50,000	3.500%, 9/14/29	50,383
		100,496
TOTAL U.S. GOVERNMENT AGENCIES
(Cost $99,900)		100,496

U.S. TREASURY BONDS & NOTES-21.1%
	U.S. Treasury Bonds-1.9%
$110,000	3.000%, 5/15/45	118,658

	U.S. Treasury Inflation Indexed Bonds-8.2%
499,283	0.625%, 7/15/21	524,184

	U.S. Treasury Notes-11.0%
105,000	0.500%, 6/30/16	105,049
200,000	0.750%, 6/30/17	200,195

Shares or Principal Amount		Value
	U.S. Treasury Notes (continued)
$400,000	1.375%, 9/30/20	$403,484
		708,728
TOTAL U.S. TREASURY BONDS & NOTES
(Cost $1,339,492)		1,351,570

SHORT TERM INVESTMENTS-10.9%
	Mutual Funds-10.9%
697,022	First American Government Obligations Fund , Class Y, 7-Day Yield 0.006%	697,022

TOTAL SHORT TERM INVESTMENTS
(Cost $697,022)		697,022

TOTAL INVESTMENT SECURITIES-109.5%
(Cost $6,730,964)		7,004,582
OTHER LIABILITIES IN EXCESS OF ASSETS-(9.5)%		(606,146)
NET ASSETS-100.0%		$6,398,436

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. Those definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

*	Non-income producing security.

ADR - American Depositary Receipt
ETF - Exchange Traded Fund
LLC - Limited Liability Company.
Ltd - Limited
MSCI - Morgan Stanley Capital International
REIT - Real Estate Investment Trust.
SA - Generally designated corporations in various countries, mostly those employing civil law.

See Notes to Quarterly Schedule of Investments.

JAMES LONG-SHORT FUND
SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Shares		Value
COMMON STOCKS-96.4%
	Basic Materials-14.7%
15,630	Avery Dennison Corp.	$1,127,079
11,250	Celanese Corp., Series A	736,875
6,550	Cooper Tire & Rubber Co.	242,481
31,940	Goodyear Tire & Rubber Co.	1,053,381
11,990	Innospec, Inc.	519,887
9,420	Lydall, Inc.*	306,338
		3,986,041

	Consumer, Cyclical-11.7%
12,550	Alaska Air Group, Inc.	1,029,351
6,120	Meritage Homes Corp.*	223,135
20,740	RR Donnelley & Sons Co.	340,136
25,320	Skechers U.S.A., Inc., Class A*	770,994
17,580	Southwest Airlines Co.	787,584
		3,151,200

	Consumer, Non-cyclical-26.3%
6,010	Aetna, Inc.	675,224
4,060	Anthem, Inc.	564,299
12,560	Dr Pepper Snapple Group, Inc.	1,123,115
8,300	DST Systems, Inc.	935,991
11,600	Helen of Troy, Ltd.*	1,202,804
30,340	Kroger Co.	1,160,505
19,685	Pfizer, Inc.	583,463
6,650	UnitedHealth Group, Inc.	857,185
		7,102,586

	Energy-3.3%
4,575	Exxon Mobil Corp.	382,424
6,400	HollyFrontier Corp.	226,048
4,510	Valero Energy Corp.	289,272
		897,744

	Financial-15.8%
33,280	AmTrust Financial Services, Inc.	861,287
2,060	Goldman Sachs Group, Inc.	323,379
11,260	JPMorgan Chase & Co.	666,817
50,000	KeyCorp	552,000
12,020	PNC Financial Services Group, Inc.	1,016,531
7,200	Travelers Cos., Inc.	840,312
		4,260,326

	Industrial-7.2%
1,060	AMERCO	378,749
3,540	Magna International, Inc.	152,078
29,210	Smith & Wesson Holding Corp.*	777,570
6,720	Sonoco Products Co.	326,390
50,470	Tsakos Energy Navigation, Ltd.	311,905
		1,946,692

	Technology-10.6%
6,625	Deluxe Corp.	413,996
3,525	Lockheed Martin Corp.	780,788
7,410	Northrop Grumman Corp.	1,466,439

Shares		Value
	Technology (continued)
17,895	Tower Semiconductor, Ltd.*	$216,887
		2,878,110

	Utilities-6.8%
2,590	American Electric Power Co., Inc.	171,976
7,040	Edison International	506,106
14,745	PNM Resources, Inc.	497,201
142,545	Vonage Holdings Corp.*	651,431
		1,826,714

TOTAL COMMON STOCKS
(Cost $21,494,811)		26,049,413

EXCHANGE TRADED FUNDS-0.5%
4,970	Market Vectors® Junior Gold Miners ETF	138,415

TOTAL EXCHANGE TRADED FUNDS
(Cost $133,222)		138,415

SHORT TERM INVESTMENTS-25.5%
	Mutual Funds-25.5%
6,894,675	First American Government Obligations Fund, Class Y, 7-Day Yield 0.006%	6,894,675

TOTAL SHORT TERM INVESTMENTS
(Cost $6,894,675)		6,894,675

TOTAL INVESTMENT SECURITIES-122.4%
(Cost $28,522,708)		33,082,503
SEGREGATED CASH DUE TO BROKERS-(23.0)%		(6,208,594)
OTHER ASSETS IN EXCESS OF LIABILITIES-0.6%		152,110
NET ASSETS-100.0%		$27,026,020

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. Those definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

*	Non-income producing security.

ETF - Exchange Traded Fund
Ltd. - Limited

See Notes to Quarterly Schedule of Investments.

Notes to Quarterly Schedule of Investments	James Advantage Funds
March 31, 2016 (Unaudited)

1. ORGANIZATION

The James Advantage Funds (the “Trust”) is an open-end management investment company that was organized as an Ohio business trust on August 29, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). James Balanced: Golden Rainbow Fund, James Small Cap Fund, James Mid Cap Fund, James Micro Cap Fund, James Long-Short Fund and James Aggressive Allocation Fund are each a diversified series of the Trust (individually a “Fund,” collectively the “Funds”). Each class of James Balanced: Golden Rainbow Fund represents an interest in the same portfolio of investments and has the same rights, but differs primarily in distribution fees and shareholder features. The Retail Class shares are subject to distribution (12b-1) fees but have a lower minimum investment requirement and offer certain shareholder services not available to Institutional Class shareholders. The Institutional Class shares are not subject to distribution (12b-1) fees and are available only through investment advisers and bank trust departments that have made arrangements for shares of all of their clients investing in the Fund to be held in an omnibus account (as well as other entities that are approved by management of the Trust).

James Balanced: Golden Rainbow Fund seeks to provide total return through a combination of growth and income and preservation of capital in declining markets. The Fund seeks to achieve its objective by investing primarily in common stocks and/or debt securities that the Fund’s adviser, James Investment Research, Inc. (“James” or the “Adviser”), believes are undervalued.

James Small Cap Fund seeks to provide long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in common stocks of small capitalization companies. The Adviser defines small capitalization as those companies with market capitalizations at the time of purchase no larger than the stocks in the Fund’s benchmark, the Russell 2000® Index.

James Mid Cap Fund seeks to provide long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in common stocks of mid capitalization companies. The Adviser defines mid capitalization companies as those with market capitalizations at the time of purchase that fall within the range of the S&P 400® MidCap Value Index.

James Micro Cap Fund seeks to provide long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in common stocks of micro capitalization companies. Micro capitalization companies are defined as those companies with market capitalizations at the time of purchase no larger than the stocks in the Russell Microcap® Index, including exchange traded funds (“ETFs”) that invest primarily in such securities.

James Aggressive Allocation Fund seeks to provide total return through a combination of growth and income. Preservation of capital in declining markets is a secondary objective. This Fund will generally run equity allocations of 60% or higher and, therefore, could be more volatile than a more conservative fund that holds a smaller percentage of its assets in stocks.

James Long-Short Fund seeks to provide long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in foreign and domestic equity securities that the Adviser believes are undervalued and more likely to appreciate, and by selling short equity securities that the Adviser believes are overvalued and more likely to depreciate. The Fund also may take long positions in domestic and foreign fixed income securities that the Adviser believes are more likely to appreciate in the interest rate and spread environment anticipated by the Adviser, and short positions in fixed income securities that the Adviser believes are more likely to depreciate in the interest rate and spread environment anticipated by the Adviser. The Fund seeks to achieve positive returns on both the long positions and short positions that it takes in various securities.

Notes to Quarterly Schedule of Investments	James Advantage Funds
March 31, 2016 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements, in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are considered an investment company for financial reporting purposes under GAAP.

Share Valuation
The net asset value per share of each Fund, other than the James Balanced: Golden Rainbow Fund, is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding. The net asset value per share of each class of shares of the James Balanced: Golden Rainbow Fund is calculated daily by dividing the total value of the Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of outstanding shares of that class.

Securities Valuation
Securities are valued at fair value. The Funds' portfolio securities, including short positions and foreign securities, are valued as of the close of the New York Stock Exchange (“NYSE”) (generally, 4:00 p.m., Eastern time) on each day that the NYSE is open for business. Equity securities that are traded on any exchange, including closed-end funds and exchange-traded funds, are valued at the last quoted sale price on the exchange or market in which such securities are principally traded. Lacking a last sale price, a security is valued at its last bid price except when, in James’s opinion, the last bid price does not accurately reflect the current value of the security. Securities that are traded on the NASDAQ® over-the-counter market are valued at their NASDAQ® Official Closing Price (“NOCP”) for all NASDAQ® National Market (“NNM”) and NASDAQ® Capital Market® securities. When market quotations are not readily available, if an event occurs after the close of the trading market (but before the time as of which a Fund calculates its net asset value) that materially affects a security’s value, when James determines that the market quotation does not accurately reflect the current value or when a non-144A restricted security is being valued, that security will be valued at its fair value as determined in good faith in conformity with guidelines adopted by and subject to review of the Board of Trustees (the “Board”). Fixed income securities may also be valued at evaluated prices provided by an independent, recognized pricing service, which determines valuations based upon market transactions for normal, institutional‐size trading units of securities or a matrix method which considers yield or price of comparable bonds provided by a pricing service. Short-term investments in fixed-income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities or when prices are not readily available from a pricing service, those securities will be priced at fair value as determined in good faith by the Adviser. Short-term investments in fixed-income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will approximate fair value. Shares of open-end investment companies are valued at net asset value.

In accordance with the Trust’s good faith pricing guidelines, James is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount that the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings, (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers), or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Notes to Quarterly Schedule of Investments	James Advantage Funds
March 31, 2016 (Unaudited)

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 -Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 -Significant unobservable prices or inputs (including a Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, securities maturing within 60 days of the reporting date are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2016:

James Balanced: Golden Rainbow Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$2,259,465,416	$–	$–	$2,259,465,416
Closed-End Funds	2,117,804	–	–	2,117,804
Exchange Traded Funds	42,513,553	–	–	42,513,553
Corporate Bonds	–	283,322,391	–	283,322,391
Mortgage Backed Securities	–	44,579,010	–	44,579,010
U.S. Government Agencies	–	84,094,048	–	84,094,048
U.S. Treasury Bonds & Notes	1,454,513,952	–	–	1,454,513,952
Foreign Bonds	–	32,125,406	–	32,125,406
Municipal Bonds	–	183,052,681	–	183,052,681
Short Term Investments	49,587,638	–	–	49,587,638
Total	$3,808,198,363	$627,173,536	$–	$4,435,371,899

James Small Cap Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$92,243,923	$–	$–	$92,243,923
Short Term Investments	4,161,296	–	–	4,161,296
Total	$96,405,219	$–	$–	$96,405,219

James Mid Cap Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$15,664,098	$–	$–	$15,664,098
Exchange Traded Funds	183,500	–	–	183,500
Short Term Investments	296,546	–	–	296,546
Total	$16,144,144	$–	$–	$16,144,144

Notes to Quarterly Schedule of Investments	James Advantage Funds
March 31, 2016 (Unaudited)

James Micro Cap Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$25,138,644	$–	$–	$25,138,644
U.S. Treasury Bonds & Notes	749,798	–	–	749,798
Short Term Investments	1,097,456	–	–	1,097,456
Total	$26,985,898	$–	$–	$26,985,898

James Aggressive Allocation Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$4,616,601	$–	$–	$4,616,601
Closed-End Funds	27,045	–	–	27,045
Exchange Traded Funds	211,848	–	–	211,848
U.S. Government Agencies	–	100,496	–	100,496
U.S. Treasury Bonds & Notes	1,351,570	–	–	1,351,570
Short Term Investments	697,022	–	–	697,022
Total	$6,904,086	$100,496	$–	$7,004,582

James Long-Short Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$26,049,413	$–	$–	$26,049,413
Exchange Traded Funds	138,415	–	–	138,415
Short Term Investments	6,894,675	–	–	6,894,675
Total	$33,082,503	$–	$–	$33,082,503

*	For detailed descriptions of sector and industry, see the accompanying Schedule of Investments.

For the nine months ended March 31, 2016, the Funds did not have any significant transfers between Level 1 and Level 2 securities.

Investment Transactions

Investment transactions are recorded on a trade date basis. Gains and losses are determined using the specific identification method, which liquidates all losses first, before any gains. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The James Balanced: Golden Rainbow Fund will instruct its custodian to segregate assets in a separate account with a current value at least equal to the amount of its when-issued and delayed delivery purchase commitments. As of March 31, 2016, the Funds did not hold when-issued securities or delayed delivery purchase commitments.

Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

Foreign Currency Translation

The market value of investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the current exchange rate, provided by WM Reuters, at the close of each business day. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars based at the exchange rate on the date of the transaction.

Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized and between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from the changes in the value of assets and liabilities including investments in securities at the reporting period, resulting from changes in the exchange rate.

Notes to Quarterly Schedule of Investments	James Advantage Funds
March 31, 2016 (Unaudited)

Short Sales and Segregated Cash

The James Long-Short Fund may actively sell short equity and fixed income securities. Short sales are transactions in which the Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Fund must borrow the security to deliver to the buyer upon the short sale; the Fund is then obligated to replace the security borrowed by purchasing it in the open market at some later date.

The Fund will incur a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates. The Fund is required to pay any dividend or interest due on securities sold short. Such dividends and interest are recorded as an expense. The Fund may pay fees or charges on the assets borrowed for securities sold short.

All short sales are collateralized, as required by the Fund’s prime broker. The Fund maintains the collateral in segregated accounts consisting of cash and/or high-grade liquid assets sufficient to collateralize the market value of the Fund’s short positions.

3. UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENST (TAX BASIS)

The following information is computed on a tax basis for each item as of March 31, 2016:

	James Balanced: Golden Rainbow Fund	James Small Cap Fund	James Mid Cap Fund	James Micro Cap Fund	James Aggressive Allocation Fund	James Long-Short Fund
Gross unrealized appreciation (excess of value over tax cost)	$557,252,257	$22,400,506	$5,640,091	$7,004,244	$334,103	$5,519,274
Gross unrealized depreciation (excess of tax cost over value)	(67,165,504)	(1,808,959)	(149,032)	(818,937)	(71,919)	(1,073,972)
Net unrealized appreciation	$490,086,753	$20,591,547	$5,491,059	$6,185,307	$262,184	$4,445,302
Cost of investments for income tax purposes	$3,945,285,146	$75,813,672	$10,653,085	$20,800,591	$6,742,398	$28,637,201

The difference between the cost of portfolio investments on a tax basis and financial statement cost for the Funds is due primarily to the deferral of wash sale losses and to the differing treatment of certain investments under income tax regulations and GAAP.

4. LINE OF CREDIT

Each Fund has a revolving line of credit agreement with U.S. Bank, N.A. (the “Bank”). Borrowings under these arrangements are secured by investments held in the Funds’ portfolios as notated on the Schedules of Investments and bear interest at the Bank’s prime rate. For the nine months ended March 31, 2016, the James Long-Short Fund utilized its line of credit. The average amount of borrowings was $151,667 over 9 days with a weighted-average interest rate of 3.25% for James Long-Short Fund. As of March 31, 2016, the James Long-Short Fund did not have an outstanding balance with respect to the line of credit. Interest on funded and unfunded loans can be found under interest expense on the Statements of Operations. For the remaining Funds, there were no borrowings on their line of credit during the year. Each Fund’s line of credit agreement expired on July 13, 2015 and was renewed for one year.

Notes to Quarterly Schedule of Investments	James Advantage Funds
March 31, 2016 (Unaudited)

The terms of the agreements can be characterized as follows:

Fund	Maximum Balance Available	Interest Rate	Expiration Date
James Balanced: Golden Rainbow Fund	$50,000,000	Prime Rate*	July 12, 2016
James Small Cap Fund	$6,500,000	Prime Rate*	July 12, 2016
James Mid Cap Fund	$715,000	Prime Rate*	July 12, 2016
James Micro Cap Fund	$540,000	Prime Rate*	July 12, 2016
James Aggressive Allocation Fund	$540,000	Prime Rate*	July 12, 2016
James Long-Short Fund	$3,000,000	Prime Rate*	July 12, 2016

*	The rate at which the Bank announces its prime lending rate

Item 2. Controls and Procedures.

(a)	The registrant's principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	There were no significant changes in the registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The James Advantage Funds

By:	/s/ Barry R. James
Barry R. James, President
(Principal Executive Officer)
Date:	May 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barry R. James
Barry R. James, President
(Principal Executive Officer)
Date:	May 26, 2016

By:	/s/ Thomas L. Mangan
Thomas L. Mangan, Chief Financial Officer
(Principal Financial Officer)
Date:	May 26, 2016